UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05542

Name of Fund:  BlackRock Income Trust, Inc. (BKT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income Trust, Inc.,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:   (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2016 (Unaudited)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities — 0.4%
Securitized Asset Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 1.02%, 10/25/35 (a)	$1,875	$1,714,422
Small Business Administration Participation Certificates, Series 1997-20C, Class 1, 7.15%, 3/01/17	6	5,868

		1,720,290
Interest Only Asset-Backed Securities — 0.1%
Small Business Administration Participation Certificates, Series 2000-1, 1.00%, 3/15/21	370	3,239
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)	1,747	121,212
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29	4,828	328,881

		453,332
Total Asset-Backed Securities — 0.5%		2,173,622

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.6%
Deutsche Securities, Inc. Mortgage Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	214	208,328
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.86%, 10/25/35 (a)	1,518	1,399,076
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, 15.52%, 8/25/23 (a)	35	38,363
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 3.01%, 8/25/34 (a)	766	759,445

		2,405,212
Interest Only Collateralized Mortgage Obligations — 0.4%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	441	98,190
GSMPS Mortgage Loan Trust, Series 1998-5, 0.00%, 6/19/27 (a)(b)	1,976	20
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 1/25/37	43,771	54,714

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.48%, 4/25/34 (c)	$5,393		$107,852
MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 1/25/19	97		6,132
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 5/25/19	66		1,212
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.78%, 3/20/35 (a)	23,310		641,033
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 3AS, 2.26%, 8/25/36 (a)	10,250		743,099
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.00%, 5/15/29 (a)	26,213		27

			1,652,279
Principal Only Collateralized Mortgage Obligations — 0.1%
Countrywide Home Loan Mortgage Pass-Through Trust: Series 2003-J5, 0.00%, 7/25/33	41		38,343
Series 2003-J8, 0.00%, 9/25/23	33		30,650
Drexel Burnham Lambert CMO Trust, Series K, Class 1, 0.00%, 9/23/17	—	(d)	22
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 2/25/36	334		270,277
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 0.00%, 11/25/35	135		97,032

			436,324
Total Non-Agency Mortgage-Backed Securities — 1.1%			4,493,815

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.5%
Federal Housing Administration: USGI Projects, Series 99, 7.43%, 6/01/21 - 10/01/23	2,554		2,438,436
Reilly Projects, Series 41, 8.28%, 3/01/20	31		30,318

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Agency Obligations (continued)
Resolution Funding Corp., 0.00%, 4/15/30 (e)	$13,000		$8,480,472

			10,949,226
Collateralized Mortgage Obligations — 63.8%
Fannie Mae Mortgage-Backed Securities:
Series 2011-142, Class PE, 3.50%, 1/25/42	15,567		15,960,467
Series 2014-28, Class BD, 3.50%, 8/25/43	6,316		6,639,660
Series 2011-117, Class CP, 4.00%, 11/25/41	14,350		15,411,457
Series 2010-136, Class CY, 4.00%, 12/25/40	3,060		3,277,347
Series 2011-99, Class CB, 4.50%, 10/25/41	43,000		47,906,670
Series 2010-47, Class JB, 5.00%, 5/25/30	10,000		10,893,524
Series 2003-135, Class PB, 6.00%, 1/25/34	9,174		9,759,433
Series 2004-31, Class ZG, 7.50%, 5/25/34	4,696		5,615,267
Series 1993-247, Class SN, 10.00%, 12/25/23 (a)	107		130,933
Series 2005-73, Class DS, 16.03%, 8/25/35 (a)	628		748,724
Series 1991-87, Class S, 25.13%, 8/25/21 (a)	10		12,900
Series G-49, Class S, 974.04%, 12/25/21 (a)	—	(d)	82
Series G-07, Class S, 1,078.67%, 3/25/21 (a)	—	(d)	511
Series 1991-46, Class S, 2,385.21%, 5/25/21 (a)	—	(d)	1
Freddie Mac Mortgage-Backed Securities:
Series T-11, Class A9, 3.09%, 1/25/28 (a)	820		856,343
Series 4242, Class PA, 3.50%, 5/15/41	6,448		6,697,812
Series 4269, Class PM, 4.00%, 8/15/41	8,884		9,305,851
Series 3762, Class LN, 4.00%, 11/15/40	2,000		2,119,594
Series 4016, Class BX, 4.00%, 9/15/41	15,408		16,754,516
Series 3688, Class PB, 4.50%, 8/15/32	10,000		10,550,685
Series 4316, Class VB, 4.50%, 3/15/34	10,787		11,697,552
Series 3856, Class PB, 5.00%, 5/15/41	10,000		11,220,761

U.S. Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Freddie Mac Mortgage-Backed Securities (continued):
Series 2758, Class KV, 5.50%, 5/15/23	$2,440		$2,457,367
Series 2927, Class BZ, 5.50%, 2/15/35	3,954		4,340,230
Series 2542, Class UC, 6.00%, 12/15/22	1,759		1,888,258
Series 0040, Class K, 6.50%, 8/17/24	106		120,766
Series 0019, Class F, 8.50%, 3/15/20	9		8,951
Series 2218, Class Z, 8.50%, 3/15/30	2,016		2,309,775
Series 0173, Class RS, 10.42%, 11/15/21 (a)	—	(d)	3
Series 1160, Class F, 37.17%, 10/15/21 (a)	5		7,910
Ginnie Mae Mortgage-Backed Securities:
Series 2010-099, Class JM, 3.75%, 12/20/38	19,300		19,925,440
Series 2015-96, Class ZM, 4.00%, 7/20/45	6,599		6,968,771
Series 2010-112, Class TL, 4.00%, 1/20/39	15,000		15,558,313
Series 2011-80, Class PB, 4.00%, 10/20/39	11,489		11,982,758
Series 2012-16, Class HJ, 4.00%, 9/20/40	10,000		10,513,312
Series 2011-88, Class PY, 4.00%, 6/20/41	15,402		16,031,378
Series 2004-89, Class PE, 6.00%, 10/20/34	104		108,193

			277,781,515
Interest Only Collateralized Mortgage Obligations — 2.2%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)	91		2,472
Series G92-60, Class SB, 1.60%, 10/25/22 (a)	49		1,715
Series 2012-96, Class DI, 4.00%, 2/25/27	4,157		357,754
Series 2013-45, Class EI, 4.00%, 4/25/43	8,186		1,369,093
Series 2010-74, Class DI, 5.00%, 12/25/39	4,684		276,318
Series 1997-90, Class M, 6.00%, 1/25/28	1,465		198,246
Series 2011-124, Class GS, 6.12%, 3/25/37 (a)	8,741		776,324

2	BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (continued):
Series 1999-W4, 6.50%, 12/25/28	$127		$12,246
Series 089, Class 2, 8.00%, 10/25/18	—	(d)	3
Series 007, Class 2, 8.50%, 4/25/17	—	(d)	1
Series G92-05, Class H, 9.00%, 1/25/22	1		75
Series 094, Class 2, 9.50%, 8/25/21	1		85
Series 1990-136, Class S, 19.49%, 11/25/20 (a)	3		4
Series 1991-139, Class PT, 648.35%, 10/25/21	—	(d)	1
Series G-10, Class S, 1,043.54%, 5/25/21 (a)	—	(d)	2
Series G-12, Class S, 1,107.54%, 5/25/21 (a)	—	(d)	1
Freddie Mac Mortgage-Backed Securities:
Series 2559, 0.50%, 8/15/30 (a)	40		254
Series 3744, Class PI, 4.00%, 6/15/39	9,524		1,039,729
Series 3745, Class IN, 4.00%, 1/15/35	13,168		725,369
Series 4026, 4.50%, 4/15/32	3,052		400,126
Series 2611, Class QI, 5.50%, 9/15/32	546		29,821
Series 1043, Class H, 41.83%, 2/15/21 (a)	3		5
Ginnie Mae Mortgage-Backed Securities (a):
Series 2009-116, Class KS, 5.76%, 12/16/39	1,395		217,909
Series 2011-52, Class NS, 5.96%, 4/16/41	11,486		2,191,842
Series 2011-52, Class MJ, 6.09%, 4/20/41	9,975		1,861,076

			9,460,471
Mortgage-Backed Securities — 70.3%
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/43 - 12/01/46 (f)	63,056		62,989,767
3.50%, 10/01/42 - 10/01/45	25,720		26,475,389
4.00%, 1/01/41 - 12/01/46	57,613		60,925,688
4.50%, 8/01/25 - 9/01/41 (f)	57,287		62,414,025
5.00%, 1/01/23 - 10/01/41	37,396		41,336,619
5.50%, 1/01/17 - 10/01/39	16,412		18,331,343

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued):
6.50%, 12/01/37 - 10/01/39	$5,248		$5,944,801
7.50%, 2/01/22	—	(d)	18
9.50%, 1/01/19 - 9/01/19	1		1,002
Freddie Mac Mortgage-Backed Securities:
2.86%, 1/01/35 (a)	168		172,034
2.93%, 10/01/34 (a)	101		103,084
3.14%, 11/01/17 (a)	—	(d)	198
5.00%, 2/01/22 - 4/01/22	161		170,834
5.50%, 1/01/39	18,994		21,346,765
9.00%, 9/01/20	4		4,356
Ginnie Mae Mortgage-Backed Securities:
5.00%, 10/15/39	4,991		5,548,452
7.50%, 8/15/21 - 11/15/23	72		75,489
8.00%, 10/15/22 - 8/15/27	39		40,848
9.00%, 4/15/20 - 9/15/21	2		2,092

			305,882,804
Principal Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities:
Series 1991-7, Class J, 0.00%, 2/25/21	2		2,048
Series G93-2, Class KB, 0.00%, 1/25/23	55		52,371
Series 1993-51, Class E, 0.00%, 2/25/23 (e)	19		18,108
Series 203, Class 1, 0.00%, 2/25/23 (e)	6		5,387
Series 1993-70, Class A, 0.00%, 5/25/23 (e)	3		2,825
Series 0228, Class 1, 0.00%, 6/25/23 (e)	5		4,292
Series 1999-W4, 0.00%, 2/25/29	53		49,418
Series 2002-13, Class PR, 0.00%, 3/25/32	116		106,698
Freddie Mac Mortgage-Backed Securities:
Series 1571, Class G, 0.00%, 8/15/23	139		134,105
Series 1691, Class B, 0.00%, 3/15/24	277		257,195
Series T-8, Class A10, 0.00%, 11/15/28	33		32,784

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Principal Only Collateralized Mortgage Obligations (continued)
Freddie Mac Mortgage-Backed Securities (continued):
Series 1418, Class M, 0.00%, 11/15/22	$18	$17,821

		683,052
Total U.S. Government Sponsored Agency Securities — 138.9%		604,757,068

U.S. Treasury Obligations
U.S. Treasury Bonds, 2.50%, 2/15/46	2,500	2,237,793
U.S. Treasury Notes:
1.00%, 11/30/19 (f)	2,965	2,930,600
1.38%, 8/31/20 (f)	4,045	4,005,023
1.63%, 11/15/22	780	760,500
2.00%, 8/15/25	2,860	2,781,685
Total U.S. Treasury Obligations — 2.9%		12,715,601
Total Long-Term Investments (Cost — $635,394,140) — 143.4%		624,140,106

Short-Term Securities
Borrowed Bond Agreement (g)(h) — 0.2%
Credit Suisse Securities (USA) LLC, 0.26%, Open (Purchased on 3/15/16 to be repurchased at $937,499. Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and 873,765 respectively)	935	935,340

Short-Term Securities	Shares
Money Market Funds — 4.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.25% (i)(j)	19,593,116	19,593,116
Total Short-Term Securities (Cost — $20,528,456) — 4.7%		20,528,456
Total Investments Before Borrowed Bonds and TBA Sale Commitments (Cost — $655,922,596) — 148.1%		644,668,562

Borrowed Bonds	Par (000)	Value
U.S. Treasury Bonds, 2.75%, 11/15/42	$(917)	$(873,765)
Total Borrowed Bonds (Proceeds — $842,347) — (0.2)%		(873,765)

TBA Sale Commitments
Fannie Mae Mortgage-Backed Securities (k):
5.00%, 12/01/46	12,900	(14,133,996)
3.00%, 12/01/46 - 1/01/47	52,150	(51,912,338)
4.00%, 12/01/46 - 1/01/47	36,600	(38,530,657)
Total TBA Sale Commitments (Proceeds — $105,938,709) — (24.0)%		(104,576,991)
Total Investments, Net of Borrowed Bonds and TBA Sale Commitments (Cost — $549,141,540) — 123.9%		539,217,806
Liabilities in Excess of Other Assets — (23.9)%		(103,899,811)

Net Assets — 100.0%		$435,317,995

*	As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$664,085,456

Gross unrealized appreciation	$19,647,615
Gross unrealized depreciation	(39,064,509)

Net unrealized depreciation	$(19,416,894)

Notes to Schedule of Investments
(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Amount is less than $500.

4	BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

(e)	Zero-coupon bond.

(f)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(g)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(h)	The amount to be repurchased assumes the maturity will be the day after period end.

(i)	During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at November 30, 2016	Value at November 30, 2016	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	19,593,116	$19,593,116	$19,593,116	$7,750	—
BlackRock Liquidity Funds, TempFund, Institutional Class	7,183,580	(7,183,580)	—	—	24	—
Total				$19,593,116	$7,774	$—

(j)	Current yield as of period end.

(k)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	$10,941	$(236)
Barclays Bank PLC	$(7,675,088)	$71,804
BNP Paribas Securities Corporation	$2,031	$—
Credit Suisse Securities (USA) LLC	$(9,503,741)	$234,977
Deutsche Bank Securities, Inc.	$(16,935,188)	$(746)
Goldman Sachs & Co.	$(18,580,055)	$391,629
J.P. Morgan Securities LLC	$(34,339,484)	$644,514
Wells Fargo Securities LLC	$(1,195,313)	$10,687

•

For Trust compliance purposes, the sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas Securities Corp.	0.48%	6/13/16	Open	$2,972,413	$2,979,712	U.S. Treasury Obligations	Open/Demand	[1]
BNP Paribas Securities Corp.	0.48%	6/13/16	Open	4,110,731	4,124,291	U.S. Treasury Obligations	Open/Demand	[1]
Credit Suisse Securities (USA) LLC	0.49%	10/26/16	Open	11,354,936	11,360,500	U.S. Government Sponsored Agency Securities	Open/Demand	[1]
HSBC Securities (USA), Inc.	0.65%	11/09/16	12/13/16	63,846,000	63,865,597	U.S. Government Sponsored Agency Securities	Up to 30 Days

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc.	0.83%	11/09/16	1/18/17	$91,232,000	$91,267,758	U.S. Government Sponsored Agency Securities	31 - 90 Days
Total				$173,516,080	$173,597,858

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
104	5-Year U.S. Treasury Note	March 2017	$22,548,500	$(4,924)
(95)	5-Year U.S. Treasury Note	March 2017	$11,195,156	12,001
(105)	10-Year U.S. Treasury Note	March 2017	$13,074,141	25,775
(71)	10-Year U.S. Ultra Long Treasury Note	March 2017	$9,545,062	(23,168)
(811)	Long U.S. Treasury Bond	March 2017	$122,689,094	376,460
285	Ultra Long U.S. Treasury Bond	March 2017	$46,000,781	(113,780)
Total				$272,364

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)	Value	Premiums Received	Unrealized Appreciation (Depreciation)
4.31%[1]	3-Month LIBOR	Deutsche Bank AG	N/A	10/01/18	$60,000	$(3,637,982)	—	$(3,637,982)
3.43%[2]	3-Month LIBOR	JPMorgan Chase Bank N.A.	N/A	3/28/21	$6,000	458,843	$(122,165)	581,008
5.41%[2]	3-Month LIBOR	JPMorgan Chase Bank N.A.	N/A	8/15/22	$9,565	2,000,778	—	2,000,778
Total						$(1,178,361)	$(122,165)	$(1,056,196)

[1] Fund pays a fixed rate and receives the floating rate.
[2] Fund pays a floating rate and receives the fixed rate.

Portfolio Abbreviation

OTC	Over-the-Counter

6	BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,720,290	$453,332	$2,173,622
Non-Agency Mortgage-Backed Securities	—	2,947,117	1,546,698	4,493,815
U.S. Government Sponsored Agency Securities	—	602,288,311	2,468,757	604,757,068
U.S. Treasury Obligations	—	12,715,601	—	12,715,601
Short-Term Securities:
Money Market Funds	$19,593,116	—	—	19,593,116
Borrowed Bond Agreement	—	935,340	—	935,340
Liabilities:
Investments:
Borrowed Bonds	—	(873,765)	—	(873,765)
TBA Sale Commitments	—	(104,576,991)	—	(104,576,991)

Total	$19,593,116	$515,155,903	$4,468,787	$539,217,806

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$414,236	$2,581,786	—	$2,996,022
Liabilities:
Interest rate contracts	(141,872)	(3,637,982)	—	(3,779,854)

Total	$272,364	$(1,056,196)	—	$(783,832)

[1] Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged:
Futures contracts	$2,790,260	—	—	$2,790,260
Collateral – OTC derivatives Collateral – repurchase agreements	3,940,000	—	—	3,940,000
	619,303	—	—	619,303
Liabilities:
Bank overdraft	—	$(35,955)	—	(35,955)
Cash received:
Collateral – OTC derivatives	—	(2,830,000)	—	(2,830,000)
Collateral – TBA Commitments	—	(540,000)	—	(540,000)
Reverse repurchase agreements	—	(173,597,858)	—	(173,597,858)

Total	$7,349,563	$(177,003,813)	—	$(169,654,250)

During the period ended November 30, 2016, there were no transfers between Level 1 and Level 2.

8	BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock Income Trust, Inc. (BKT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2016	$468,888	$1,589,583	$2,580,068	$4,638,539
Transfers into Level 3	—	12,150	—	12,150
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	(31,235)	—	(2,576)	(33,811)
Net realized gain (loss)	(26,965)	(109)	(2,450)	(29,524)
Net change in unrealized appreciation (depreciation)[1]	42,644	(54,925)	10,236	(2,045)
Purchases	—	—	—	—
Sales	—	(1)	(116,521)	(116,522)

Closing Balance, as of November 30, 2016	$453,332	$1,546,698	$2,468,757	$4,468,787

Net change in unrealized appreciation (depreciation) on investments held as of November 30, 2016	$42,644	$(54,925)	$10,236	$(2,045)

[1]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments held as of November 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

Certain of the Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2016	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date:  January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date:  January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Trust, Inc.

Date:  January 23, 2017